Segment Information	12 Months Ended
Apr. 30, 2022
Disclosure of operating segments [abstract]
Segment Information [Text Block]

14. Segment Information

The Company has one operating segment, being principally mineral exploration.

Geographic Information

The Company's non-current assets, excluding non-current deposits, by location of assets are as follows:

	April 30, 2022	April 30, 2021
	$	$
Canada	-	6,252,843
Mexico	119,094,608	12,356,762
	119,094,608	18,609,605